Nature of Operations and Basis of Presentation - Allowance for Doubtful Accounts Balance (Details) (USD $)	4 Months Ended		12 Months Ended
	Apr. 21, 2014	Apr. 22, 2013	Dec. 30, 2013	Dec. 31, 2012	Dec. 26, 2011
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning allowance	$ 12,732	$ 8,586	$ 8,586	$ 974	$ 2,170
Bad debt expense	4,924	632	11,041	12,539	4,616
Write offs			(6,895)	(4,927)	(5,812)
Ending allowance			$ 12,732	$ 8,586	$ 974